                                  1996 ANNUAL

                                     REPORT
                                   ----------

                                     KEMPER
                                   ADVANTAGE

                     Individual Variable Annuity Contracts

                                     ------

                    Kemper Investors Life Insurance Company

                                     ------

                           Variable Annuity Account C

                                                                  [KEMPER LOGO]
                                                                  ZURICH KEMPER
                                                                       LIFE
PERIOD ENDED DECEMBER 31, 1996

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
KEMPER INVESTORS LIFE INSURANCE COMPANY

  We have audited the accompanying combined statement of assets and liabilities and contract owners' equity of Kemper Investors Life Insurance Company Variable Annuity Account C as of December 31, 1996, and the related combined statement of operations for the year then ended, and the combined statements of changes in contract owners' equity for the years ended December 31, 1996 and 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the combined financial statements referred to above present fairly, in all material respects, the combined financial position of Kemper Investors Life Insurance Company Variable Annuity Account C as of December 31, 1996, and the combined results of its operations for the year then ended, and the combined changes in its contract owners' equity for the years ended December 31, 1996 and 1995, in conformity with generally accepted accounting principles.

KPMG PEAT MARWICK LLP

Chicago, Illinois
February 21, 1997

COMBINED FINANCIAL STATEMENTS

KEMPER INVESTORS LIFE INSURANCE COMPANY
VARIABLE ANNUITY ACCOUNT C

COMBINED STATEMENT OF ASSETS AND LIABILITIES
AND CONTRACT OWNERS' EQUITY
December 31, 1996
(In thousands)

                                                                                  KEMPER
                                                                               TOTAL RETURN
                                                              COMBINED         FUND DIVISION
--------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------
Investments, at current value                                 $24,989               8,326
Dividend and other receivables                                      1                   1
--------------------------------------------------------------------------------------------
    TOTAL ASSETS                                               24,990               8,327
--------------------------------------------------------------------------------------------
LIABILITIES AND CONTRACT OWNERS' EQUITY
--------------------------------------------------------------------------------------------
Liabilities:
  Mortality and expense risk charges                               21                   7
  Other                                                             6                   1
--------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                              27                   8
--------------------------------------------------------------------------------------------
Contract owners' equity                                        24,963               8,319
--------------------------------------------------------------------------------------------
 ANALYSIS OF CONTRACT OWNERS' EQUITY
--------------------------------------------------------------------------------------------
Deficiency of payments for units redeemed over proceeds from
units sold                                                    (62,816)             (8,456)
Accumulated net investment income                              83,956              14,153
Accumulated net realized gain (loss) on sales of investments    2,219               1,377
Unrealized appreciation (depreciation) of investments           1,604               1,245
--------------------------------------------------------------------------------------------
    Contract owners' equity                                   $24,963               8,319
--------------------------------------------------------------------------------------------

See accompanying notes to combined financial statements.

COMBINED FINANCIAL STATEMENTS

                       KEMPER
                     INCOME AND                                        KEMPER        KEMPER U.S.
       KEMPER          CAPITAL         KEMPER          KEMPER        DIVERSIFIED     GOVERNMENT
       GROWTH       PRESERVATION    MONEY MARKET     HIGH YIELD        INCOME        SECURITIES
    FUND DIVISION   FUND DIVISON    FUND DIVISION   FUND DIVISION   FUND DIVISON    FUND DIVISION
-------------------------------------------------------------------------------------------------
        5,895           1,116            5,832          1,963             217           1,640
           --              --               --             --              --              --
-------------------------------------------------------------------------------------------------
        5,895           1,116            5,832          1,963             217           1,640
-------------------------------------------------------------------------------------------------

            5               1                5              2              --               1
           --              --                5             --              --              --
-------------------------------------------------------------------------------------------------
            5               1               10              2              --               1
-------------------------------------------------------------------------------------------------
        5,890           1,115            5,822          1,961             217           1,639
-------------------------------------------------------------------------------------------------
       (5,718)         (2,422)         (37,713)        (3,681)           (426)         (4,400)
       10,103           3,403           43,535          5,523           1,405           5,834
        1,260             105               --             (1)           (741)            219
          245              29               --            120             (21)            (14)
-------------------------------------------------------------------------------------------------
        5,890           1,115            5,822          1,961             217           1,639
-------------------------------------------------------------------------------------------------

COMBINED FINANCIAL STATEMENTS

KEMPER INVESTORS LIFE INSURANCE COMPANY
VARIABLE ANNUITY ACCOUNT C

COMBINED STATEMENT OF OPERATIONS
For the year ended December 31, 1996
(In thousands)

                                                                                  KEMPER
                                                                               TOTAL RETURN
                                                              COMBINED         FUND DIVISION
--------------------------------------------------------------------------------------------
Dividend and capital gain distributions                       $ 3,537              1,298
--------------------------------------------------------------------------------------------
Expenses:
  Mortality and expense risk charges                              276                 90
  Maintenance fee                                                  15                  4
--------------------------------------------------------------------------------------------
    Total expenses                                                291                 94
--------------------------------------------------------------------------------------------
Net investment income                                           3,246              1,204
--------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on sales of investments              1,361                549
  Change in unrealized appreciation (depreciation) of
  investments                                                  (1,943)              (549)
--------------------------------------------------------------------------------------------
    Net realized and unrealized gain (loss) on investments       (582)                --
--------------------------------------------------------------------------------------------
NET INCREASE IN CONTRACT OWNERS' EQUITY RESULTING FROM
  OPERATIONS                                                  $ 2,664              1,204
--------------------------------------------------------------------------------------------

See accompanying notes to combined financial statements.

COMBINED FINANCIAL STATEMENTS

                       KEMPER
                     INCOME AND                                        KEMPER        KEMPER U.S.
       KEMPER          CAPITAL         KEMPER          KEMPER        DIVERSIFIED     GOVERNMENT
       GROWTH       PRESERVATION    MONEY MARKET     HIGH YIELD        INCOME        SECURITIES
    FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION
-------------------------------------------------------------------------------------------------
        1,474             83             320             206             18              138
-------------------------------------------------------------------------------------------------
           65             12              62              22              2               23
            3              1               5               1             --                1
-------------------------------------------------------------------------------------------------
           68             13              67              23              2               24
-------------------------------------------------------------------------------------------------
        1,406             70             253             183             16              114
-------------------------------------------------------------------------------------------------
          734             23              --              61             (5)              (1)
       (1,218)           (92)             --               3              5              (92)
-------------------------------------------------------------------------------------------------
         (484)           (69)             --              64             --              (93)
-------------------------------------------------------------------------------------------------
          922              1             253             247             16               21
-------------------------------------------------------------------------------------------------

COMBINED FINANCIAL STATEMENTS

KEMPER INVESTORS LIFE INSURANCE COMPANY
VARIABLE ANNUITY ACCOUNT C

COMBINED STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
For the years ended December 31, 1996 and 1995
(In thousands)

                                                                         COMBINED
                                                              ------------------------------
                                                               1996                    1995
--------------------------------------------------------------------------------------------
 OPERATIONS
  Net investment income                                       $ 3,246                  2,010
  Net realized gain (loss) on sales of investments              1,361                    621
  Change in unrealized appreciation (depreciation) of
  investments                                                  (1,943)                 2,435
--------------------------------------------------------------------------------------------
    Net increase in contract owners' equity resulting from
    operations                                                  2,664                  5,066
--------------------------------------------------------------------------------------------
 ACCOUNT UNIT TRANSACTIONS
  Proceeds from units sold                                        419                    603
  Net transfers (to) from affiliate or divisions                 (181)                  (241)
  Payments for units redeemed                                  (6,079)                (6,952)
--------------------------------------------------------------------------------------------
    Net decrease in contract owners' equity from account
     unit transactions                                         (5,841)                (6,590)
--------------------------------------------------------------------------------------------
      Total increase (decrease) in contract owners' equity     (3,177)                (1,524)
--------------------------------------------------------------------------------------------
 CONTRACT OWNERS' EQUITY
  Beginning of period                                          28,140                 29,664
--------------------------------------------------------------------------------------------
  End of period                                               $24,963                 28,140
--------------------------------------------------------------------------------------------

COMBINED STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
(CONTINUED)

                                                                     KEMPER MONEY MARKET
                                                                        FUND DIVISION
                                                                -----------------------------
                                                                 1996                   1995
---------------------------------------------------------------------------------------------
 OPERATIONS
  Net investment income                                         $  253                    325
  Net realized gain (loss) on sales of investments                  --                     --
  Change in unrealized appreciation (depreciation) of
  investments                                                       --                     --
---------------------------------------------------------------------------------------------
    Net increase in contract owners' equity resulting from
    operations                                                     253                    325
---------------------------------------------------------------------------------------------
 ACCOUNT UNIT TRANSACTIONS
  Proceeds from units sold                                          74                    311
  Net transfers (to) from affiliate or divisions                     4                   (164)
  Payments for units redeemed                                     (806)                (2,110)
---------------------------------------------------------------------------------------------
    Net decrease in contract owners' equity from account
     unit transactions                                            (728)                (1,963)
---------------------------------------------------------------------------------------------
      Total increase (decrease) in contract owners' equity        (475)                (1,638)
---------------------------------------------------------------------------------------------
 CONTRACT OWNERS' EQUITY
  Beginning of period                                            6,297                  7,935
---------------------------------------------------------------------------------------------
  End of period                                                 $5,822                  6,297
---------------------------------------------------------------------------------------------

See accompanying notes to combined financial statements.

COMBINED FINANCIAL STATEMENTS

    KEMPER TOTAL RETURN    KEMPER GROWTH     KEMPER INCOME AND CAPITAL
       FUND DIVISION       FUND DIVISION    PRESERVATION FUND DIVISION
    -------------------   ---------------   ---------------------------
      1996       1995      1996     1995        1996           1995
-----------------------------------------------------------------------
       1,204        605    1,406      610             70             95
         549        249      734      377             23             (9)
        (549)     1,160   (1,218)     732            (92)           192
-----------------------------------------------------------------------
       1,204      2,014      922    1,719              1            278
-----------------------------------------------------------------------
          88        101      127      114             13             13
           1       (299)     (95)     (70)           (29)            32
      (2,003)    (2,120)  (1,647)  (1,500)          (377)          (421)
-----------------------------------------------------------------------
      (1,914)    (2,318)  (1,615)  (1,456)          (393)          (376)
-----------------------------------------------------------------------
        (710)      (304)    (693)     263           (392)           (98)
-----------------------------------------------------------------------
       9,029      9,333    6,583    6,320          1,507          1,605
-----------------------------------------------------------------------
       8,319      9,029    5,890    6,583          1,115          1,507
-----------------------------------------------------------------------

    KEMPER HIGH YIELD   KEMPER DIVERSIFIED INCOME    KEMPER U.S. GOVERNMENT
      FUND DIVISION           FUND DIVISION         SECURITIES FUND DIVISION
    -----------------   -------------------------   -------------------------
     1996      1995        1996          1995          1996          1995
-----------------------------------------------------------------------------
        183       217           16            21            114           137
         61        15           (5)           (9)            (1)           (2)
          3       114            5            30            (92)          207
-----------------------------------------------------------------------------
        247       346           16            42             21           342
-----------------------------------------------------------------------------
         36        36            5             5             76            23
         83       140           (6)           (6)          (139)          126
       (682)     (435)         (32)          (38)          (532)         (328)
-----------------------------------------------------------------------------
       (563)     (259)         (33)          (39)          (595)         (179)
-----------------------------------------------------------------------------
       (316)       87          (17)            3           (574)          163
-----------------------------------------------------------------------------
      2,277     2,190          234           231          2,213         2,050
-----------------------------------------------------------------------------
      1,961     2,277          217           234          1,639         2,213
-----------------------------------------------------------------------------

NOTES TO COMBINED FINANCIAL STATEMENTS

KEMPER INVESTORS LIFE INSURANCE COMPANY
VARIABLE ANNUITY ACCOUNT C
--------------------------------------------------------------------------------

1    GENERAL INFORMATION
     AND SIGNIFICANT
     ACCOUNTING POLICIES     ORGANIZATION. Kemper Investors Life Insurance
                             Company Variable Annuity Account C (the "Separate
                             Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Kemper Investors Life
                             Insurance Company ("KILICO"). KILICO is a wholly-owned subsidiary of Kemper Corporation which was acquired by an investor group led by Zurich
                             Insurance Company ("Zurich") on January 4, 1996.

                             The Separate Account is divided into seven subaccounts and each subaccount invests exclusively in a corresponding Kemper Fund. Each fund is an open-end diversified management investment company.

                             SECURITY VALUATION. The investments are stated at current value which is based on the closing bid price, net asset value, at December 31, 1996.

                             SECURITY TRANSACTIONS AND INVESTMENT INCOME.
                             Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividends and capital gains distributions are recorded as income on the ex-dividend date. Realized gains and losses from security transactions are reported on an identified cost basis.

                             ACCUMULATION UNIT VALUATION. On each day the New York Stock Exchange (the "Exchange") is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (Chicago time) or the close of the Exchange by dividing the total value of each Division's investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective Division.

                             FEDERAL INCOME TAXES. Under Revenue Ruling 81-225, the contract owner is treated as the owner of the underlying fund shares with respect to purchase payments made after December 31, 1980, except in the case of Individual Retirement Annuities, tax sheltered 403(b) annuities and annuities under a qualified 403(a) retirement plan issued before September 26, 1981 ("Qualified Contracts").

                             With respect to purchase payments made before January 1, 1981, and Qualified Contracts, KILICO is treated as the owner of the underlying fund shares and the contract owner is treated as the owner of an annuity contract for all Federal income tax purposes. Under current law, dividends and realized gains attributable to fund shares considered owned by KILICO are not currently taxed to the extent they are applied to liabilities under the contract.

                             The Tax Reform Act of 1984 authorized the Secretary of the Treasury to prescribe diversification requirements for the investments underlying a variable annuity contract. The final regulation issued March 1, 1989, provided that such diversification requirements do not apply to Qualified Contracts or purchase payments before January 1, 1981.

NOTES TO COMBINED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

2    SUMMARY
     OF INVESTMENTS          Investments, at cost, at December 31, 1996, are as
                             follows (in thousands):

                                                                                SHARES
                                                                                OWNED         COST
                             -----------------------------------------------------------------------
                             INVESTMENTS
                             -----------------------------------------------------------------------
                             Kemper Total Return Fund                             826        $ 7,081
                             Kemper Growth Fund                                   452          5,650
                             Kemper Income and Capital Preservation Fund          132          1,087
                             Kemper Money Market Fund                           5,832          5,832
                             Kemper High Yield Fund                               238          1,843
                             Kemper Diversified Income Fund                        36            238
                             Kemper U.S. Government Securities Fund               190          1,654
                             -----------------------------------------------------------------------
                             TOTAL INVESTMENTS                                               $23,385
                             =======================================================================

                             The underlying investments of the Funds are summarized below.

                             KEMPER TOTAL RETURN FUND: This Fund invests in fixed-income securities (bonds and other debt securities) and equity securities (stocks). The Fund also may invest a small portion of its assets in put and call options, purchase and sell financial futures contracts and options thereon, invest in foreign securities, engage in related foreign currency transactions and lend its securities.

                             KEMPER GROWTH FUND: This Fund invests primarily in common stocks but can invest in any security with potential for capital growth. The Fund may also invest a small portion of its assets in put and call options, purchase and sell financial futures contracts and options thereon, invest in foreign securities, engage in foreign currency transactions and lend its securities.

                             KEMPER INCOME AND CAPITAL PRESERVATION FUND: This Fund invests primarily in investment grade debt securities including corporate bonds, United States or Canadian Government securities, commercial paper and money market instruments. The Fund may also purchase and sell put and call options and financial futures and options thereon, invest in foreign securities and engage in related foreign currency transactions.

                             KEMPER MONEY MARKET FUND: This Fund invests primarily in short-term obligations of major banks and corporations.

                             KEMPER HIGH YIELD FUND: This Fund invests in fixed-income securities. The Fund may also sell put and call options and financial futures contracts and options thereon, invest in foreign securities and engage in related foreign currency transactions. The Fund invests a substantial portion of its net assets in high yielding fixed-income securities. These securities will ordinarily be in the lower rating categories of recognized rating agencies or will be non-rated, and generally will involve more risk than securities in the higher rating categories.

                                                                       CONTINUED

NOTES TO COMBINED FINANCIAL STATEMENTS

                             KEMPER DIVERSIFIED INCOME FUND: This Fund invests primarily in fixed-income securities and dividend paying common stocks and by writing options. The Fund invests a substantial portion of its assets in high yield bonds. These bonds ordinarily are in the lower rating categories of recognized rating agencies or are non-rated, and thus involve more risk than higher rated bonds. The Fund may also invest a small portion of its assets in put and call options, purchase and sell financial futures contracts and options thereon, invest in foreign securities, engage in foreign currency and delayed delivery transactions and lend its securities.

                             KEMPER U.S. GOVERNMENT SECURITIES FUND: This Fund invests in obligations issued or guaranteed by the U.S. Government or its agencies.

--------------------------------------------------------------------------------

3    TRANSACTIONS WITH
     AFFILIATES              KILICO assumes the mortality risks associated with
                             the annuity contracts and incurs all expenses involved in administering the contracts. In return, KILICO assesses a daily charge based on assets for mortality and expense risk which amounts to an aggregate of one percent (1.00%) per annum.
                             Additionally, KILICO assesses against each contract participating in the Separate Account a records maintenance charge of $25 on December 31st of each calendar year whether or not any purchase payments have been made during the year.

                             Proceeds payable on the redemption of units are reduced by the amount of any applicable contingent deferred sales charge. During the year ended December 31, 1996, KILICO received contingent deferred sales charges of approximately $7 thousand.

                             Zurich Kemper Investments, Inc. ("ZKI"), an affiliated company, is the investment manager of the funds which serve as the underlying investments of the Separate Account.

--------------------------------------------------------------------------------

4    NET TRANSFERS (TO)
     FROM AFFILIATE OR
     DIVISIONS               Net transfers (to) from affiliate or divisions
                             include transfers of all or part of the contract owner's interest to or from another Division or to the general account of KILICO.

--------------------------------------------------------------------------------

5    CONTRACT OWNERS'
     EQUITY The contract owners' equity is affected by the investment results of each fund and contract charges. The accompanying combined financial statements include only contract owners' payments pertaining to the variable portions of their contracts and exclude any payments for the fixed portion, the latter being included in the general account of KILICO. Contract owners may elect to annuitize the contract under one of several annuity options, as specified in the prospectus.

NOTES TO COMBINED FINANCIAL STATEMENTS

                             Contract owners' equity at December 31, 1996, is as follows (in thousands, except unit value; differences are due to rounding):

                                                                                                   CONTRACT
                                                                              NUMBER      UNIT     OWNERS'
                                      SEPARATE ACCOUNT DIVISION              OF UNITS    VALUE      EQUITY
                             ------------------------------------------------------------------------------
                              KEMPER TOTAL RETURN FUND
                              Qualified                                        1,479     $5.586    $ 8,262
                              Nonqualified                                        10      5.590         57
                             ------------------------------------------------------------------------------
                                                                                                     8,319
                             ------------------------------------------------------------------------------
                              KEMPER GROWTH FUND
                              Qualified                                          866      6.711      5,814
                              Nonqualified                                        11      6.693         76
                             ------------------------------------------------------------------------------
                                                                                                     5,890
                             ------------------------------------------------------------------------------
                              KEMPER INCOME AND CAPITAL PRESERVATION FUND
                              Qualified                                          247      4.510      1,115
                             ------------------------------------------------------------------------------
                              KEMPER MONEY MARKET FUND
                              Qualified                                        1,929      2.886      5,566
                              Nonqualified                                        89      2.886        256
                             ------------------------------------------------------------------------------
                                                                                                     5,822
                             ------------------------------------------------------------------------------
                              KEMPER HIGH YIELD FUND
                              Qualified                                          329      5.616      1,846
                              Nonqualified                                        20      5.762        115
                             ------------------------------------------------------------------------------
                                                                                                     1,961
                             ------------------------------------------------------------------------------
                              KEMPER DIVERSIFIED INCOME FUND
                              Qualified                                           69      3.149        217
                             ------------------------------------------------------------------------------
                              KEMPER U.S. GOVERNMENT SECURITIES FUND
                              Qualified                                          386      4.016      1,551
                              Nonqualified                                        21      4.174         88
                             ------------------------------------------------------------------------------
                                                                                                     1,639
                             ------------------------------------------------------------------------------
                                TOTAL CONTRACT OWNERS' EQUITY                                      $24,963
                             ------------------------------------------------------------------------------

NOTES

NOTES

Distributed by

Investors Brokerage Services, Inc.

    [KEMPER LOGO]               Kemper Investors Life Insurance Company
    ZURICH KEMPER               1 Kemper Drive
        LIFE                    Long Grove, IL 60049

Policy Form Series L-5672, L-5454 & L-5797

[RECYCLED LOGO]
PRINTED ON RECYCLED PAPER.

L-5759 (2/97)1042